General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and administrative expenses [Abstract]
General and Administrative Expenses [text block table]
in € m.	2021	2020	2019
General and administrative expenses:
Information Technology	4,321	3,862	5,011
Occupancy, furniture and equipment expenses	1,727	1,724	1,693
Regulatory, Tax & Insurance[1]	1,395	1,407	1,440
Professional services[2]	924	977	1,142
Banking Services and outsourced operations[2]	946	967	969
Market Data and Research Services	347	376	421
Travel expenses	46	76	256
Marketing expenses	178	174	251
Other expenses[3]	938	697	1,070
Total general and administrative expenses	10,821	10,259	12,253

[1] Includes bank levy of € 553 million in 2021, € 633 million in 2020 and € 622 million in 2019.
[2] Prior years' comparatives aligned to presentation in the current year.
[3] Includes litigation related expenses of € 466 million in 2021, € 158 million in 2020 and € 473 million in 2019. See Note 27 “Provisions”, for more details on litigation.